Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (555,011)	$ (494,278)	$ (1,108,198)	$ (828,818)	$ (757,372)	$ (550,263)	$ (2,157,487)	$ (2,136,453)